UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 6 of its series:

Wells Fargo VT Discovery Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Omega Growth Fund, Wells Fargo VT Opportunity Fund, and Wells Fargo VT Small Cap Growth Fund.

Date of reporting period: March 31, 2018

ITEM 1.	INVESTMENTS

Wells Fargo VT Discovery Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.41%

Consumer Discretionary : 13.84%

Diversified Consumer Services : 3.74%
Adtalem Global Education Incorporated †	50,000	$2,377,500
Bright Horizons Family Solutions Incorporated †	31,100	3,101,292

		5,478,792

Hotels, Restaurants & Leisure : 5.50%
Eldorado Resorts Incorporated †«	45,100	1,488,300
Hilton Grand Vacations Incorporated †	57,600	2,477,952
Six Flags Entertainment Corporation «	32,492	2,022,952
Vail Resorts Incorporated	9,300	2,061,810

		8,051,014

Household Durables : 1.34%
NVR Incorporated †	700	1,960,000

Internet & Direct Marketing Retail : 0.46%
Vipshop Holdings Limited ADR †	40,700	676,434

Media : 1.18%
Cinemark Holdings Incorporated	45,874	1,728,074

Specialty Retail : 1.62%
Burlington Stores Incorporated †	17,816	2,372,200

Consumer Staples : 2.70%

Beverages : 1.38%
National Beverage Corporation «	22,600	2,011,852

Food Products : 1.32%
Lamb Weston Holdings Incorporated	33,300	1,938,726

Energy : 1.18%

Oil, Gas & Consumable Fuels : 1.18%
Diamondback Energy Incorporated †	13,700	1,733,324

Financials : 3.63%

Capital Markets : 1.25%
Raymond James Financial Incorporated	20,500	1,832,905

Consumer Finance : 1.26%
SLM Corporation †	165,100	1,850,771

Thrifts & Mortgage Finance : 1.12%
Radian Group Incorporated	86,100	1,639,344

Health Care : 18.26%

Biotechnology : 4.74%
Armo Biosciences Incorporated †«	9,900	370,359
Array BioPharma Incorporated †	68,807	1,122,930
CRISPR Therapeutics AG †«	16,727	764,591
Exelixis Incorporated †	58,210	1,289,352
Flexion Therapeutics Incorporated †«	54,368	1,218,387
Puma Biotechnology Incorporated †	10,100	687,305
Sarepta Therapeutics Incorporated †	11,403	844,848
Tesaro Incorporated †«	11,200	639,968

		6,937,740

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Discovery Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 7.23%
Haemonetics Corporation †	12,800	$936,448
Hill-Rom Holdings Incorporated	26,600	2,314,200
Hologic Incorporated †	53,900	2,013,704
ICU Medical Incorporated †	9,200	2,322,080
Insulet Corporation †	25,199	2,184,249
iRhythm Technologies Incorporated †	13,100	824,645

		10,595,326

Health Care Providers & Services : 3.24%
Amedisys Incorporated †	27,222	1,642,575
Molina Healthcare Incorporated †	13,000	1,055,340
WellCare Health Plans Incorporated †	10,600	2,052,478

		4,750,393

Health Care Technology : 1.79%
Veeva Systems Incorporated Class A †	35,800	2,614,116

Life Sciences Tools & Services : 1.01%
Bio-Rad Laboratories Incorporated Class A †	5,900	1,475,472

Pharmaceuticals : 0.25%
MyoKardia Incorporated †	7,479	364,975

Industrials : 18.95%

Aerospace & Defense : 4.92%
BWX Technologies Incorporated	45,200	2,871,556
Curtiss-Wright Corporation	16,500	2,228,655
Mercury Computer Systems Incorporated †	43,600	2,106,752

		7,206,963

Building Products : 1.38%
A.O. Smith Corporation	31,800	2,022,162

Commercial Services & Supplies : 4.39%
The Brink’s Company	35,500	2,532,925
Waste Connections Incorporated	54,343	3,898,567

		6,431,492

Machinery : 2.71%
John Bean Technologies Corporation	17,014	1,929,388
Nordson Corporation	14,900	2,031,466

		3,960,854

Professional Services : 1.59%
TransUnion†	40,850	2,319,463

Road & Rail : 0.60%
Saia Incorporated †	11,700	879,255

Trading Companies & Distributors : 3.36%
SiteOne Landscape Supply Incorporated †	32,550	2,507,652
Univar Incorporated †	87,080	2,416,470

		4,924,122

Information Technology : 35.52%

Electronic Equipment, Instruments & Components : 6.01%
Littelfuse Incorporated	9,357	1,947,940
National Instruments Corporation	29,100	1,471,587
Novanta Incorporated †	30,100	1,569,715

2

Wells Fargo VT Discovery Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Universal Display Corporation	16,000	$1,616,000
Zebra Technologies Corporation Class A †	15,800	2,199,202

		8,804,444

Internet Software & Services : 9.84%
Box Incorporated Class A †	110,500	2,270,775
Envestnet Incorporated †	28,500	1,633,050
Etsy Incorporated †	58,900	1,652,734
LogMeIn Incorporated	17,400	2,010,570
Match Group Incorporated †«	43,300	1,924,252
MercadoLibre Incorporated	7,660	2,729,947
Yandex NV Class A †	55,585	2,192,828

		14,414,156

IT Services : 10.62%
Black Knight Incorporated †	48,500	2,284,350
EPAM Systems Incorporated †	15,919	1,823,044
Euronet Worldwide Incorporated †	20,393	1,609,416
Gartner Incorporated †	24,300	2,858,166
Switch Incorporated Class A «	78,799	1,253,692
Total System Services Incorporated	25,400	2,191,004
WEX Incorporated †	22,500	3,523,950

		15,543,622

Semiconductors & Semiconductor Equipment : 3.29%
MKS Instruments Incorporated	21,400	2,474,910
Teradyne Incorporated	51,200	2,340,352

		4,815,262

Software : 4.70%
Proofpoint Incorporated †	15,421	1,752,597
Take-Two Interactive Software Incorporated †	27,300	2,669,394
The Ultimate Software Group Incorporated †	10,100	2,461,370

		6,883,361

Technology Hardware, Storage & Peripherals : 1.06%
NCR Corporation †	49,400	1,557,088

Materials : 1.77%

Chemicals : 0.72%
Albemarle Corporation	11,400	1,057,236

Construction Materials : 1.05%
Vulcan Materials Company	13,500	1,541,295

Utilities : 1.56%

Water Utilities : 1.56%
Evoqua Water Technologies Company †	107,537	2,289,463

Total Common Stocks (Cost $114,947,469)		142,661,696

Yield
Short-Term Investments : 9.93%

Investment Companies : 9.93%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89%	10,507,129	10,508,180

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Discovery Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.54%	4,033,233	$4,033,233

Total Short-Term Investments (Cost $14,541,153)				14,541,413

Total investments in securities (Cost $129,488,622)	107.34%			157,203,109
Other assets and liabilities, net	(7.34)			(10,754,906)

Total net assets	100.00%			$146,448,203

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	9,357,894	28,133,414	26,984,179	10,507,129	$10,508,180
Wells Fargo Government Money Market Fund Select Class	1,291,715	11,454,523	8,713,005	4,033,233	4,033,233

					$14,541,413	9.93%

Wells Fargo VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$20,266,514	$0	$0	$20,266,514
Consumer staples	3,950,578	0	0	3,950,578
Energy	1,733,324	0	0	1,733,324
Financials	5,323,020	0	0	5,323,020
Health care	26,738,022	0	0	26,738,022
Industrials	27,744,311	0	0	27,744,311
Information technology	52,017,933	0	0	52,017,933
Materials	2,598,531	0	0	2,598,531
Utilities	2,289,463	0	0	2,289,463
Short-term investments
Investment companies	4,033,233	0	0	4,033,233
Investments measured at net asset value*				10,508,180

Total assets	$146,694,929	$0	$0	$157,203,109

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $10,508,180 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 60.03%

Consumer Discretionary : 7.60%

Auto Components : 0.10%
Aptiv plc	554	$47,073
BorgWarner Incorporated	413	20,745
The Goodyear Tire & Rubber Company	501	13,317

		81,135

Automobiles : 0.26%
Ford Motor Company	8,143	90,224
General Motors Company	2,635	95,756
Harley-Davidson Incorporated	352	15,094

		201,074

Distributors : 0.07%
Genuine Parts Company	306	27,491
LKQ Corporation †	645	24,478

		51,969

Diversified Consumer Services : 0.01%
H&R Block Incorporated	435	11,053

Hotels, Restaurants & Leisure : 1.09%
Carnival Corporation	847	55,546
Chipotle Mexican Grill Incorporated †	50	16,156
Darden Restaurants Incorporated	258	21,995
Hilton Worldwide Holdings Incorporated	422	33,237
Marriott International Incorporated Class A	626	85,123
McDonald’s Corporation	1,663	260,060
MGM Resorts International	1,063	37,226
Norwegian Cruise Line Holdings Limited †	430	22,777
Royal Caribbean Cruises Limited	356	41,915
Starbucks Corporation	2,932	169,733
Wyndham Worldwide Corporation	208	23,801
Wynn Resorts Limited	167	30,454
Yum! Brands Incorporated	693	58,995

		857,018

Household Durables : 0.24%
D.R. Horton Incorporated	714	31,302
Garmin Limited	231	13,613
Leggett & Platt Incorporated	275	12,199
Lennar Corporation Class A	569	33,537
Mohawk Industries Incorporated †	131	30,421
Newell Rubbermaid Incorporated	1,012	25,786
Pulte Group Incorporated	549	16,190
Whirlpool Corporation	147	22,507

		185,555

Internet & Direct Marketing Retail : 2.21%
Amazon.com Incorporated †	838	1,212,871
Booking Holdings Incorporated †	101	210,119
Expedia Incorporated	256	28,265
Netflix Incorporated †	904	266,996

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Internet & Direct Marketing Retail (continued)
TripAdvisor Incorporated †	226	$9,241

		1,727,492

Leisure Products : 0.04%
Hasbro Incorporated	236	19,895
Mattel Incorporated	718	9,442

		29,337

Media : 1.54%
CBS Corporation Class B	720	37,001
Charter Communications Incorporated Class A †	388	120,753
Comcast Corporation Class A	9,673	330,526
Discovery Communications Incorporated Class A †	325	6,965
Discovery Communications Incorporated Class C †	637	12,434
DISH Network Corporation Class A †	475	17,998
Interpublic Group of Companies Incorporated	802	18,470
News Corporation Class A	799	12,624
News Corporation Class B	253	4,073
Omnicom Group Incorporated	480	34,882
The Walt Disney Company	3,138	315,181
Time Warner Incorporated	1,626	153,787
Twenty-First Century Fox Incorporated Class A	2,200	80,718
Twenty-First Century Fox Incorporated Class B	916	33,315
Viacom Incorporated Class B	737	22,891

		1,201,618

Multiline Retail : 0.29%
Dollar General Corporation	538	50,330
Dollar Tree Incorporated †	495	46,976
Kohl’s Corporation	351	22,994
Macy’s Incorporated	635	18,885
Nordstrom Incorporated	244	11,812
Target Corporation	1,133	78,664

		229,661

Specialty Retail : 1.31%
Advance Auto Parts Incorporated	154	18,257
AutoZone Incorporated †	56	36,327
Best Buy Company Incorporated	530	37,095
CarMax Incorporated †	377	23,351
Foot Locker Incorporated	253	11,522
L Brands Incorporated	511	19,525
Lowe’s Companies Incorporated	1,732	151,983
O’Reilly Automotive Incorporated †	175	43,292
Ross Stores Incorporated	798	62,228
The Gap Incorporated	454	14,165
The Home Depot Incorporated	2,437	434,371
The TJX Companies Incorporated	1,319	107,578
Tiffany & Company	212	20,704
Tractor Supply Company	261	16,448
ULTA Beauty Incorporated †	120	24,512

		1,021,358

Textiles, Apparel & Luxury Goods : 0.44%
HanesBrands Incorporated	751	13,833
Michael Kors Holdings Limited †	317	19,679
Nike Incorporated Class B	2,708	179,920
PVH Corporation	160	24,229

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corporation	114	$12,745
Tapestry Incorporated	593	31,198
Under Armour Incorporated Class A †	386	6,311
Under Armour Incorporated Class C †	384	5,510
VF Corporation	686	50,846

		344,271

Consumer Staples : 4.59%

Beverages : 1.16%
Brown-Forman Corporation Class B	545	29,648
Constellation Brands Incorporated Class A	357	81,367
Dr Pepper Snapple Group Incorporated	375	44,393
Molson Coors Brewing Company Class B	386	29,077
Monster Beverage Corporation †	863	49,372
PepsiCo Incorporated	2,967	323,848
The Coca-Cola Company	8,011	347,918

		905,623

Food & Staples Retailing : 1.02%
Costco Wholesale Corporation	916	172,602
CVS Health Corporation	2,116	131,636
Sysco Corporation	1,001	60,020
The Kroger Company	1,838	44,002
Wal-Mart Stores Incorporated	3,028	269,401
Walgreens Boots Alliance Incorporated	1,778	116,406

		794,067

Food Products : 0.69%
Archer Daniels Midland Company	1,166	50,569
Campbell Soup Company	401	17,367
ConAgra Foods Incorporated	836	30,832
General Mills Incorporated	1,188	53,531
Hormel Foods Corporation	563	19,322
Kellogg Company	519	33,740
McCormick & Company Incorporated	253	26,917
Mondelez International Incorporated Class A	3,104	129,530
The Hershey Company	294	29,094
The J.M. Smucker Company	237	29,390
The Kraft Heinz Company	1,246	77,613
Tyson Foods Incorporated Class A	620	45,378

		543,283

Household Products : 0.88%
Church & Dwight Company Incorporated	508	25,583
Colgate-Palmolive Company	1,827	130,959
Kimberly-Clark Corporation	732	80,615
The Clorox Company	270	35,940
The Procter & Gamble Company	5,261	417,092

		690,189

Personal Products : 0.11%
Coty Incorporated Class A	984	18,007
The Estee Lauder Companies Incorporated Class A	468	70,069

		88,076

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Tobacco : 0.73%
Altria Group Incorporated	3,965	$247,099
Philip Morris International	3,241	322,155

		569,254

Energy : 3.45%

Energy Equipment & Services : 0.47%
Baker Hughes Incorporated	882	24,493
Halliburton Company	1,821	85,478
Helmerich & Payne Incorporated	227	15,109
National Oilwell Varco Incorporated	793	29,190
Schlumberger Limited	2,888	187,085
TechnipFMC plc	914	26,917

		368,272

Oil, Gas & Consumable Fuels : 2.98%
Anadarko Petroleum Corporation	1,141	68,928
Andeavor Corporation	295	29,665
Apache Corporation	796	30,630
Cabot Oil & Gas Corporation	961	23,045
Chevron Corporation	3,986	454,563
Cimarex Energy Company	199	18,607
Concho Resources Incorporated †	311	46,753
ConocoPhillips	2,451	145,320
Devon Energy Corporation	1,097	34,874
EOG Resources Incorporated	1,208	127,166
EQT Corporation	510	24,230
Exxon Mobil Corporation	8,843	659,776
Hess Corporation	558	28,246
Kinder Morgan Incorporated	3,958	59,607
Marathon Oil Corporation	1,773	28,598
Marathon Petroleum Corporation	989	72,306
Newfield Exploration Company †	417	10,183
Noble Energy Incorporated	1,027	31,118
Occidental Petroleum Corporation	1,596	103,676
ONEOK Incorporated	857	48,780
Phillips 66 Company	876	84,026
Pioneer Natural Resources Company	355	60,982
Range Resources Corporation	472	6,863
The Williams Companies Incorporated	1,727	42,933
Valero Energy Corporation	903	83,771

		2,324,646

Financials : 8.85%

Banks : 3.91%
Bank of America Corporation	19,966	598,780
BB&T Corporation	1,621	84,357
Citigroup Incorporated	5,362	361,935
Citizens Financial Group Incorporated	1,016	42,652
Comerica Incorporated	360	34,535
Fifth Third Bancorp	1,447	45,942
Huntington Bancshares Incorporated	2,301	34,745
JPMorgan Chase & Company	7,161	787,495
KeyCorp	2,214	43,284
M&T Bank Corporation	313	57,705
People’s United Financial Incorporated	725	13,529
PNC Financial Services Group Incorporated	983	148,669
Regions Financial Corporation	2,342	43,514
SunTrust Banks Incorporated	977	66,475
SVB Financial Group †	109	26,161

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Banks (continued)
US Bancorp	3,275	$165,388
Wells Fargo & Company (l)	9,161	480,128
Zions Bancorporation	410	21,619

		3,056,913

Capital Markets : 1.89%
Affiliated Managers Group Incorporated	112	21,233
Ameriprise Financial Incorporated	305	45,122
Bank of New York Mellon Corporation	2,106	108,522
BlackRock Incorporated	259	140,305
CBOE Holdings Incorporated	235	26,814
CME Group Incorporated	710	114,835
E*TRADE Financial Corporation †	555	30,753
Franklin Resources Incorporated	678	23,513
Intercontinental Exchange Incorporated	1,215	88,112
Invesco Limited	849	27,176
Moody’s Corporation	347	55,971
Morgan Stanley	2,879	155,351
Northern Trust Corporation	443	45,687
Raymond James Financial Incorporated	271	24,230
S&P Global Incorporated	529	101,071
State Street Corporation	767	76,493
T. Rowe Price Group Incorporated	509	54,957
The Charles Schwab Corporation	2,500	130,550
The Goldman Sachs Group Incorporated	738	185,873
The NASDAQ OMX Group Incorporated	243	20,951

		1,477,519

Consumer Finance : 0.45%
American Express Company	1,503	140,200
Capital One Financial Corporation	1,014	97,161
Discover Financial Services	741	53,300
Navient Corporation	548	7,190
Synchrony Financial	1,491	49,993

		347,844

Diversified Financial Services : 1.04%
Berkshire Hathaway Incorporated Class B †	4,016	801,112
Leucadia National Corporation	654	14,865

		815,977

Insurance : 1.56%
AFLAC Incorporated	1,629	71,285
American International Group Incorporated	1,876	102,092
Aon plc	513	71,989
Arthur J. Gallagher & Company	378	25,980
Assurant Incorporated	108	9,872
Brighthouse Financial Incorporated †	200	10,280
Chubb Limited	968	132,393
Cincinnati Financial Corporation	311	23,095
Everest Reinsurance Group Limited	85	21,830
Lincoln National Corporation	455	33,242
Loews Corporation	562	27,948
Marsh & McLennan Companies Incorporated	1,058	87,380
MetLife Incorporated	2,163	99,260
Principal Financial Group Incorporated	562	34,231
Prudential Financial Incorporated	881	91,228
The Allstate Corporation	740	70,152

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
The Hartford Financial Services Group Incorporated	744	$38,331
The Progressive Corporation	1,215	74,030
The Travelers Companies Incorporated	566	78,595
Torchmark Corporation	221	18,602
UnumProvident Corporation	461	21,948
Willis Towers Watson plc	275	41,852
XL Group Limited	535	29,564

		1,215,179

Health Care : 8.23%

Biotechnology : 1.59%
AbbVie Incorporated	3,326	314,806
Alexion Pharmaceuticals Incorporated †	462	51,495
Amgen Incorporated	1,394	237,649
Biogen Incorporated †	441	120,755
Celgene Corporation †	1,569	139,970
Gilead Sciences Incorporated	2,734	206,116
Incyte Corporation †	366	30,499
Regeneron Pharmaceuticals Incorporated †	160	55,098
Vertex Pharmaceuticals Incorporated †	529	86,216

		1,242,604

Health Care Equipment & Supplies : 1.72%
Abbott Laboratories	3,633	217,689
Align Technology Incorporated †	150	37,670
Baxter International Incorporated	1,037	67,446
Becton Dickinson & Company	555	120,269
Boston Scientific Corporation †	2,868	78,354
Danaher Corporation	1,281	125,423
Dentsply Sirona Incorporated	479	24,098
Edwards Lifesciences Corporation †	437	60,970
Hologic Incorporated †	577	21,557
IDEXX Laboratories Incorporated †	182	34,833
Intuitive Surgical Incorporated †	234	96,602
Medtronic plc	2,828	226,862
ResMed Incorporated	298	29,344
Stryker Corporation	671	107,977
The Cooper Companies Incorporated	102	23,339
Varian Medical Systems Incorporated †	191	23,426
Zimmer Biomet Holdings Incorporated	424	46,233

		1,342,092

Health Care Providers & Services : 1.62%
Aetna Incorporated	681	115,089
AmerisourceBergen Corporation	339	29,225
Anthem Incorporated	533	117,100
Cardinal Health Incorporated	656	41,118
Centene Corporation †	361	38,580
Cigna Corporation	507	85,044
DaVita HealthCare Partners Incorporated †	304	20,046
Envision Healthcare Corporation †	253	9,723
Express Scripts Holding Company †	1,177	81,307
HCA Holdings Incorporated	584	56,648
Henry Schein Incorporated †	321	21,574
Humana Incorporated	287	77,154
Laboratory Corporation of America Holdings †	212	34,291
McKesson Corporation	430	60,574
Quest Diagnostics Incorporated	283	28,385
UnitedHealth Group Incorporated	2,019	432,066

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Universal Health Services Incorporated Class B	182	$21,551

		1,269,475

Health Care Technology : 0.05%
Cerner Corporation †	659	38,222

Life Sciences Tools & Services : 0.51%
Agilent Technologies Incorporated	672	44,957
Illumina Incorporated †	307	72,581
IQVIA Holdings Incorporated †	304	29,825
Mettler-Toledo International Incorporated †	52	29,902
PerkinElmer Incorporated	231	17,491
Thermo Fisher Scientific Incorporated	838	173,013
Waters Corporation †	164	32,579

		400,348

Pharmaceuticals : 2.74%
Allergan plc	688	115,784
Bristol-Myers Squibb Company	3,406	215,430
Eli Lilly & Company	2,011	155,591
Johnson & Johnson	5,597	717,256
Merck & Company Incorporated	5,626	306,448
Mylan NV †	1,073	44,175
Nektar Therapeutics †	336	35,703
Perrigo Company plc	274	22,835
Pfizer Incorporated	12,422	440,857
Zoetis Incorporated	1,016	84,846

		2,138,925

Industrials : 6.13%

Aerospace & Defense : 1.74%
Arconic Incorporated	887	20,436
General Dynamics Corporation	576	127,238
Harris Corporation	248	39,997
Huntington Ingalls Industries Incorporated	94	24,229
L-3 Technologies Incorporated	162	33,696
Lockheed Martin Corporation	518	175,048
Northrop Grumman Corporation	363	126,731
Raytheon Company	601	129,708
Rockwell Collins Incorporated	342	46,119
Textron Incorporated	546	32,198
The Boeing Company	1,153	378,046
TransDigm Group Incorporated	101	31,001
United Technologies Corporation	1,551	195,147

		1,359,594

Air Freight & Logistics : 0.42%
C.H. Robinson Worldwide Incorporated	291	27,270
Expeditors International of Washington Incorporated	368	23,294
FedEx Corporation	513	123,176
United Parcel Service Incorporated Class B	1,436	150,292

		324,032

Airlines : 0.30%
Alaska Air Group Incorporated	257	15,924
American Airlines Group Incorporated	879	45,673

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Airlines (continued)
Delta Air Lines Incorporated	1,357	$74,377
Southwest Airlines Company	1,128	64,612
United Continental Holdings Incorporated †	505	35,082

		235,668

Building Products : 0.19%
A.O. Smith Corporation	303	19,268
Allegion plc	198	16,887
Fortune Brands Home & Security Incorporated	317	18,668
Johnson Controls International plc	1,932	68,084
Masco Corporation	654	26,448

		149,355

Commercial Services & Supplies : 0.18%
Cintas Corporation	180	30,704
Republic Services Incorporated	470	31,128
Stericycle Incorporated †	179	10,477
Waste Management Incorporated	832	69,988

		142,297

Construction & Engineering : 0.05%
Fluor Corporation	292	16,708
Jacobs Engineering Group Incorporated	251	14,847
Quanta Services Incorporated †	321	11,026

		42,581

Electrical Equipment : 0.33%
Acuity Brands Incorporated	87	12,110
AMETEK Incorporated	482	36,618
Eaton Corporation plc	918	73,357
Emerson Electric Company	1,325	90,498
Rockwell Automation Incorporated	267	46,511

		259,094

Industrial Conglomerates : 1.03%
3M Company	1,243	272,863
General Electric Company	18,119	244,244
Honeywell International Incorporated	1,569	226,736
Roper Industries Incorporated	214	60,068

		803,911

Machinery : 1.02%
Caterpillar Incorporated	1,247	183,783
Cummins Incorporated	325	52,679
Deere & Company	674	104,686
Dover Corporation	322	31,627
Flowserve Corporation	273	11,829
Fortive Corporation	638	49,458
Illinois Tool Works Incorporated	641	100,419
Ingersoll-Rand plc	521	44,551
Paccar Incorporated	735	48,635
Parker-Hannifin Corporation	277	47,375
Pentair plc	346	23,573
Snap-on Incorporated	117	17,262
Stanley Black & Decker Incorporated	320	49,024

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Machinery (continued)
Xylem Incorporated	375	$28,845

		793,746

Professional Services : 0.18%
Equifax Incorporated	251	29,570
IHS Markit Limited †	755	36,421
Nielsen Holdings plc	699	22,221
Robert Half International Incorporated	260	15,051
Verisk Analytics Incorporated †	324	33,696

		136,959

Road & Rail : 0.57%
CSX Corporation	1,851	103,119
J.B. Hunt Transport Services Incorporated	179	20,970
Kansas City Southern	215	23,618
Norfolk Southern Corporation	592	80,382
Union Pacific Corporation	1,642	220,734

		448,823

Trading Companies & Distributors : 0.12%
Fastenal Company	599	32,699
United Rentals Incorporated †	177	30,573
W.W. Grainger Incorporated	105	29,638

		92,910

Information Technology : 14.93%

Communications Equipment : 0.64%
Cisco Systems Incorporated	10,053	431,173
F5 Networks Incorporated †	128	18,510
Juniper Networks Incorporated	718	17,469
Motorola Solutions Incorporated	338	35,591

		502,743

Electronic Equipment, Instruments & Components : 0.27%
Amphenol Corporation Class A	637	54,865
Corning Incorporated	1,814	50,574
FLIR Systems Incorporated	290	14,503
IPG Photonics Corporation †	78	18,204
TE Connectivity Limited	733	73,227

		211,373

Internet Software & Services : 2.84%
Akamai Technologies Incorporated †	354	25,127
Alphabet Incorporated Class A †	622	645,101
Alphabet Incorporated Class C †	634	654,155
eBay Incorporated †	1,964	79,031
Facebook Incorporated Class A †	5,000	798,950
VeriSign Incorporated †	175	20,748

		2,223,112

IT Services : 2.58%
Accenture plc Class A	1,287	197,555
Alliance Data Systems Corporation	100	21,286

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
IT Services (continued)
Automatic Data Processing Incorporated	924	$104,856
Cognizant Technology Solutions Corporation Class A	1,227	98,774
CSRA Incorporated	342	14,101
DXC Technology Company	594	59,715
Fidelity National Information Services Incorporated	690	66,447
Fiserv Incorporated †	861	61,398
Gartner Incorporated †	190	22,348
Global Payments Incorporated	332	37,025
International Business Machines Corporation	1,787	274,179
MasterCard Incorporated Class A	1,926	337,358
Paychex Incorporated	666	41,019
PayPal Holdings Incorporated †	2,354	178,598
The Western Union Company	958	18,422
Total System Services Incorporated	345	29,760
Visa Incorporated Class A	3,762	450,010

		2,012,851

Semiconductors & Semiconductor Equipment : 2.52%
Advanced Micro Devices Incorporated †«	1,719	17,276
Analog Devices Incorporated	771	70,261
Applied Materials Incorporated	2,193	121,953
Broadcom Limited	856	201,716
Intel Corporation	9,767	508,665
KLA-Tencor Corporation	327	35,646
Lam Research Corporation	340	69,074
Microchip Technology Incorporated «	489	44,675
Micron Technology Incorporated †	2,412	125,762
NVIDIA Corporation	1,263	292,498
Qorvo Incorporated †	264	18,599
QUALCOMM Incorporated	3,089	171,161
Skyworks Solutions Incorporated	380	38,099
Texas Instruments Incorporated	2,053	213,286
Xilinx Incorporated	531	38,359

		1,967,030

Software : 3.46%
Activision Blizzard Incorporated	1,583	106,789
Adobe Systems Incorporated †	1,025	221,482
Ansys Incorporated †	175	27,421
Autodesk Incorporated †	459	57,641
CA Incorporated	652	22,103
Cadence Design Systems Incorporated †	589	21,658
Citrix Systems Incorporated †	270	25,056
Electronic Arts Incorporated †	639	77,472
Intuit Incorporated	508	88,062
Microsoft Corporation	16,069	1,466,618
Oracle Corporation	6,305	288,454
Red Hat Incorporated †	369	55,169
Salesforce.com Incorporated †	1,432	166,542
Symantec Corporation	1,293	33,424
Synopsys Incorporated †	310	25,804
Take-Two Interactive Software Incorporated †	239	23,369

		2,707,064

Technology Hardware, Storage & Peripherals : 2.62%
Apple Incorporated	10,589	1,776,622
Hewlett Packard Enterprise Company	3,270	57,356
HP Incorporated	3,416	74,879
NetApp Incorporated	559	34,485
Seagate Technology plc	593	34,702
Western Digital Corporation	620	57,207

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corporation	446	$12,836

		2,048,087

Materials : 1.71%

Chemicals : 1.26%
Air Products & Chemicals Incorporated	456	72,518
Albemarle Corporation	231	21,423
CF Industries Holdings Incorporated	486	18,337
DowDuPont Incorporated	4,883	311,096
Eastman Chemical Company	298	31,463
Ecolab Incorporated	542	74,292
FMC Corporation	280	21,440
International Flavors & Fragrances Incorporated	164	22,453
LyondellBasell Industries NV Class A	674	71,228
Monsanto Company	919	107,238
PPG Industries Incorporated	530	59,148
Praxair Incorporated	598	86,291
The Mosaic Company	732	17,773
The Sherwin-Williams Company	173	67,837

		982,537

Construction Materials : 0.07%
Martin Marietta Materials Incorporated	130	26,949
Vulcan Materials Company	276	31,511

		58,460

Containers & Packaging : 0.21%
Avery Dennison Corporation	184	19,550
Ball Corporation	731	29,028
International Paper Company	861	46,003
Packaging Corporation of America	197	22,202
Sealed Air Corporation	350	14,977
WestRock Company	532	34,138

		165,898

Metals & Mining : 0.17%
Freeport-McMoRan Incorporated †	2,810	49,372
Newmont Mining Corporation	1,113	43,485
Nucor Corporation	663	40,503

		133,360

Real Estate : 1.67%

Equity REITs : 1.63%
Alexandria Real Estate Equities Incorporated	211	26,352
American Tower Corporation	919	133,567
Apartment Investment & Management Company Class A	328	13,366
AvalonBay Communities Incorporated	288	47,364
Boston Properties Incorporated	322	39,677
Crown Castle International Corporation	865	94,813
Digital Realty Trust Incorporated	429	45,208
Duke Realty Corporation	744	19,701
Equinix Incorporated	165	68,993
Equity Residential	768	47,324
Essex Property Trust Incorporated	137	32,973
Extra Space Storage Incorporated	263	22,976

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Equity REITs (continued)
Federal Realty Investment Trust	152	$17,649
GGP Incorporated	1,318	26,966
HCP Incorporated	979	22,742
Host Hotels & Resorts Incorporated	1,531	28,538
Iron Mountain Incorporated	586	19,256
Kimco Realty Corporation	888	12,787
Mid-America Apartment Communities Incorporated	237	21,624
Prologis Incorporated	1,112	70,045
Public Storage Incorporated	313	62,722
Realty Income Corporation	592	30,624
Regency Centers Corporation	310	18,284
SBA Communications Corporation †	243	41,534
Simon Property Group Incorporated	649	100,173
SL Green Realty Corporation	188	18,204
The Macerich Company	226	12,661
UDR Incorporated	559	19,912
Ventas Incorporated	742	36,751
Vornado Realty Trust	360	24,228
Welltower Incorporated	773	42,074
Weyerhaeuser Company	1,575	55,125

		1,274,213

Real Estate Management & Development : 0.04%
CBRE Group Incorporated Class A †	630	29,749

Telecommunication Services : 1.15%

Diversified Telecommunication Services : 1.15%
AT&T Incorporated	12,813	456,787
CenturyLink Incorporated	2,029	33,336
Verizon Communications Incorporated	8,614	411,921

		902,044

Utilities : 1.72%

Electric Utilities : 1.07%
Alliant Energy Corporation	482	19,695
American Electric Power Company Incorporated	1,026	70,373
Duke Energy Corporation	1,460	113,106
Edison International	679	43,225
Entergy Corporation	377	29,700
Eversource Energy	661	38,946
Exelon Corporation	2,013	78,527
FirstEnergy Corporation	932	31,697
NextEra Energy Incorporated	981	160,227
PG&E Corporation	1,074	47,181
Pinnacle West Capital Corporation	233	18,593
PPL Corporation	1,447	40,936
The Southern Company	2,103	93,920
Xcel Energy Incorporated	1,059	48,163

		834,289

Independent Power & Renewable Electricity Producers : 0.04%
AES Corporation	1,377	15,656
NRG Energy Incorporated	629	19,203

		34,859

Multi-Utilities : 0.57%
Ameren Corporation	506	28,655
CenterPoint Energy Incorporated	899	24,633

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name			Shares	Value
Multi-Utilities (continued)
CMS Energy Corporation			588	$26,631
Consolidated Edison Incorporated			647	50,427
Dominion Resources Incorporated			1,360	91,705
DTE Energy Company			374	39,046
NiSource Incorporated			703	16,809
Public Service Enterprise Group Incorporated			1,053	52,903
SCANA Corporation			297	11,152
Sempra Energy			532	59,169
WEC Energy Group Incorporated			658	41,257

				442,387

Water Utilities : 0.04%
American Water Works Company Incorporated			372	30,552

Total Common Stocks (Cost $23,841,491)				46,919,627

		Expiration date	Shares
Rights : 0.00%

Consumer Staples : 0.00%

Food & Staples Retailing : 0.00%
Safeway PDC LLC Contingent Value Rights †(a)		4-26-2018	684	12

Total Rights (Cost $23)				12

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 39.31%
U.S. Treasury Bond	2.13%	9-30-2024	$118,000	114,118
U.S. Treasury Bond	2.13	11-30-2024	119,000	114,925
U.S. Treasury Bond	2.50	2-15-2045	182,000	165,821
U.S. Treasury Bond	2.50	2-15-2046	164,000	149,240
U.S. Treasury Bond	2.50	5-15-2046	163,000	148,203
U.S. Treasury Bond	2.75	8-15-2042	126,000	121,492
U.S. Treasury Bond	2.75	11-15-2042	126,000	121,372
U.S. Treasury Bond	2.88	5-15-2043	182,000	179,032
U.S. Treasury Bond	2.88	8-15-2045	174,000	170,860
U.S. Treasury Bond	3.00	5-15-2042	84,000	84,758
U.S. Treasury Bond	3.00	11-15-2044	178,000	178,809
U.S. Treasury Bond	3.00	5-15-2045	183,000	183,764
U.S. Treasury Bond	3.00	11-15-2045	175,000	176,005
U.S. Treasury Bond	3.13	11-15-2041	66,000	68,055
U.S. Treasury Bond	3.13	2-15-2042	87,000	89,714
U.S. Treasury Bond	3.13	2-15-2043	129,000	132,710
U.S. Treasury Bond	3.13	8-15-2044	181,000	186,004
U.S. Treasury Bond	3.38	5-15-2044	187,000	200,699
U.S. Treasury Bond	3.50	2-15-2039	61,000	66,907
U.S. Treasury Bond	3.63	8-15-2043	156,000	174,298
U.S. Treasury Bond	3.63	2-15-2044	218,000	243,787
U.S. Treasury Bond	3.75	8-15-2041	68,000	77,345
U.S. Treasury Bond	3.75	11-15-2043	187,000	213,178
U.S. Treasury Bond	3.88	8-15-2040	71,000	82,097
U.S. Treasury Bond	4.25	5-15-2039	57,000	69,245
U.S. Treasury Bond	4.25	11-15-2040	74,000	90,184
U.S. Treasury Bond	4.38	2-15-2038	32,000	39,313
U.S. Treasury Bond	4.38	11-15-2039	57,000	70,461
U.S. Treasury Bond	4.38	5-15-2040	83,000	102,714
U.S. Treasury Bond	4.38	5-15-2041	65,000	80,753
U.S. Treasury Bond	4.50	2-15-2036	70,000	86,379
U.S. Treasury Bond	4.50	5-15-2038	36,000	44,985

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.50%	8-15-2039	$59,000	$74,083
U.S. Treasury Bond	4.63	2-15-2040	102,000	130,296
U.S. Treasury Bond	4.75	2-15-2037	24,000	30,676
U.S. Treasury Bond	4.75	2-15-2041	88,000	114,705
U.S. Treasury Bond	5.00	5-15-2037	29,000	38,169
U.S. Treasury Bond	5.25	11-15-2028	45,000	55,248
U.S. Treasury Bond	5.25	2-15-2029	33,000	40,651
U.S. Treasury Bond	5.38	2-15-2031	70,000	89,552
U.S. Treasury Bond	5.50	8-15-2028	35,000	43,624
U.S. Treasury Bond	6.13	11-15-2027	49,000	62,969
U.S. Treasury Bond	6.13	8-15-2029	25,000	33,152
U.S. Treasury Bond	6.25	5-15-2030	45,000	61,014
U.S. Treasury Bond	6.38	8-15-2027	21,000	27,326
U.S. Treasury Bond	6.88	8-15-2025	21,000	26,872
U.S. Treasury Note	0.75	7-15-2019	108,000	106,015
U.S. Treasury Note	0.75	8-15-2019	108,000	105,870
U.S. Treasury Note	0.88	4-15-2019	109,000	107,578
U.S. Treasury Note	0.88	5-15-2019	110,000	108,418
U.S. Treasury Note	0.88	6-15-2019	108,000	106,323
U.S. Treasury Note	0.88	7-31-2019	76,000	74,692
U.S. Treasury Note	0.88	9-15-2019	106,000	103,929
U.S. Treasury Note	1.00	3-15-2019	107,000	105,863
U.S. Treasury Note	1.00	6-30-2019	58,000	57,140
U.S. Treasury Note	1.00	8-31-2019	79,000	77,661
U.S. Treasury Note	1.00	9-30-2019	148,000	145,328
U.S. Treasury Note	1.00	10-15-2019	109,000	106,976
U.S. Treasury Note	1.00	11-15-2019	96,000	94,089
U.S. Treasury Note	1.00	11-30-2019	142,000	139,100
U.S. Treasury Note	1.13	5-31-2019	65,000	64,212
U.S. Treasury Note	1.13	12-31-2019	95,000	93,159
U.S. Treasury Note	1.13	3-31-2020	93,000	90,867
U.S. Treasury Note	1.13	4-30-2020	104,000	101,492
U.S. Treasury Note	1.13	2-28-2021	142,000	136,917
U.S. Treasury Note	1.13	6-30-2021	142,000	136,193
U.S. Treasury Note	1.13	7-31-2021	153,000	146,522
U.S. Treasury Note	1.13	8-31-2021	153,000	146,306
U.S. Treasury Note	1.13	9-30-2021	152,000	145,171
U.S. Treasury Note	1.25	3-31-2019	117,000	115,976
U.S. Treasury Note	1.25	4-30-2019	51,000	50,502
U.S. Treasury Note	1.25	5-31-2019	114,000	112,792
U.S. Treasury Note	1.25	6-30-2019	114,000	112,680
U.S. Treasury Note	1.25	8-31-2019	114,000	112,455
U.S. Treasury Note	1.25	10-31-2019	75,000	73,844
U.S. Treasury Note	1.25	1-31-2020	145,000	142,324
U.S. Treasury Note	1.25	2-29-2020	82,000	80,409
U.S. Treasury Note	1.25	3-31-2021	145,000	140,171
U.S. Treasury Note	1.25	10-31-2021	151,000	144,687
U.S. Treasury Note	1.25	7-31-2023	125,000	116,626
U.S. Treasury Note	1.38	7-31-2019	114,000	112,754
U.S. Treasury Note	1.38	9-30-2019	111,000	109,568
U.S. Treasury Note	1.38	12-15-2019	111,000	109,335
U.S. Treasury Note	1.38	1-15-2020	109,000	107,287
U.S. Treasury Note	1.38	1-31-2020	101,000	99,404
U.S. Treasury Note	1.38	2-15-2020	109,000	107,171
U.S. Treasury Note	1.38	2-29-2020	145,000	142,520
U.S. Treasury Note	1.38	3-31-2020	149,000	146,292
U.S. Treasury Note	1.38	4-30-2020	148,000	145,142
U.S. Treasury Note	1.38	5-31-2020	106,000	103,853
U.S. Treasury Note	1.38	8-31-2020	146,000	142,637
U.S. Treasury Note	1.38	9-15-2020	102,000	99,630
U.S. Treasury Note	1.38	9-30-2020	147,000	143,469
U.S. Treasury Note	1.38	10-31-2020	232,000	226,218
U.S. Treasury Note	1.38	1-31-2021	147,000	142,893

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	4-30-2021	$144,000	$139,558
U.S. Treasury Note	1.38	5-31-2021	144,000	139,350
U.S. Treasury Note	1.38	6-30-2023	126,000	118,486
U.S. Treasury Note	1.38	8-31-2023	124,000	116,322
U.S. Treasury Note	1.38	9-30-2023	90,000	84,300
U.S. Treasury Note	1.50	3-31-2019	60,000	59,627
U.S. Treasury Note	1.50	5-31-2019	158,000	156,764
U.S. Treasury Note	1.50	10-31-2019	225,000	222,345
U.S. Treasury Note	1.50	11-30-2019	147,000	145,181
U.S. Treasury Note	1.50	4-15-2020	107,000	105,273
U.S. Treasury Note	1.50	5-15-2020	107,000	105,184
U.S. Treasury Note	1.50	5-31-2020	148,000	145,402
U.S. Treasury Note	1.50	6-15-2020	107,000	105,100
U.S. Treasury Note	1.50	7-15-2020	107,000	104,991
U.S. Treasury Note	1.50	8-15-2020	107,000	104,932
U.S. Treasury Note	1.50	1-31-2022	128,000	123,331
U.S. Treasury Note	1.50	2-28-2023	126,000	119,780
U.S. Treasury Note	1.50	3-31-2023	126,000	119,655
U.S. Treasury Note	1.50	8-15-2026	102,000	92,520
U.S. Treasury Note	1.63	3-31-2019	154,000	153,224
U.S. Treasury Note	1.63	4-30-2019	159,000	158,098
U.S. Treasury Note	1.63	6-30-2019	157,000	155,924
U.S. Treasury Note	1.63	7-31-2019	155,000	153,833
U.S. Treasury Note	1.63	8-31-2019	229,000	227,086
U.S. Treasury Note	1.63	12-31-2019	147,000	145,380
U.S. Treasury Note	1.63	3-15-2020	107,000	105,621
U.S. Treasury Note	1.63	6-30-2020	148,000	145,690
U.S. Treasury Note	1.63	7-31-2020	148,000	145,603
U.S. Treasury Note	1.63	10-15-2020	102,000	100,148
U.S. Treasury Note	1.63	11-30-2020	155,000	151,984
U.S. Treasury Note	1.63	8-15-2022	117,000	112,640
U.S. Treasury Note	1.63	8-31-2022	151,000	145,242
U.S. Treasury Note	1.63	11-15-2022	150,000	143,954
U.S. Treasury Note	1.63	4-30-2023	128,000	122,163
U.S. Treasury Note	1.63	5-31-2023	128,000	122,027
U.S. Treasury Note	1.63	10-31-2023	90,000	85,385
U.S. Treasury Note	1.63	2-15-2026	102,000	94,041
U.S. Treasury Note	1.63	5-15-2026	105,000	96,514
U.S. Treasury Note	1.75	9-30-2019	228,000	226,359
U.S. Treasury Note	1.75	11-30-2019	111,000	110,077
U.S. Treasury Note	1.75	10-31-2020	148,000	145,693
U.S. Treasury Note	1.75	11-15-2020	102,000	100,394
U.S. Treasury Note	1.75	12-31-2020	148,000	145,519
U.S. Treasury Note	1.75	11-30-2021	134,000	130,558
U.S. Treasury Note	1.75	2-28-2022	129,000	125,413
U.S. Treasury Note	1.75	3-31-2022	128,000	124,350
U.S. Treasury Note	1.75	4-30-2022	126,000	122,258
U.S. Treasury Note	1.75	5-15-2022	111,000	107,703
U.S. Treasury Note	1.75	5-31-2022	149,000	144,452
U.S. Treasury Note	1.75	6-30-2022	149,000	144,369
U.S. Treasury Note	1.75	9-30-2022	144,000	139,149
U.S. Treasury Note	1.75	1-31-2023	129,000	124,230
U.S. Treasury Note	1.75	5-15-2023	226,000	216,929
U.S. Treasury Note	1.88	12-31-2019	109,000	108,280
U.S. Treasury Note	1.88	6-30-2020	86,000	85,125
U.S. Treasury Note	1.88	12-15-2020	100,000	98,727
U.S. Treasury Note	1.88	11-30-2021	128,000	125,312
U.S. Treasury Note	1.88	1-31-2022	157,000	153,408
U.S. Treasury Note	1.88	2-28-2022	153,000	149,391
U.S. Treasury Note	1.88	3-31-2022	153,000	149,300
U.S. Treasury Note	1.88	4-30-2022	153,000	149,180
U.S. Treasury Note	1.88	5-31-2022	128,000	124,773
U.S. Treasury Note	1.88	7-31-2022	149,000	144,961

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.88%	8-31-2022	$142,000	$138,071
U.S. Treasury Note	1.88	9-30-2022	144,000	139,891
U.S. Treasury Note	1.88	10-31-2022	143,000	138,879
U.S. Treasury Note	1.88	8-31-2024	125,000	119,190
U.S. Treasury Note	2.00	1-31-2020	109,000	108,489
U.S. Treasury Note	2.00	7-31-2020	101,000	100,216
U.S. Treasury Note	2.00	9-30-2020	106,000	105,073
U.S. Treasury Note	2.00	11-30-2020	122,000	120,813
U.S. Treasury Note	2.00	1-15-2021	100,000	98,988
U.S. Treasury Note	2.00	2-28-2021	136,000	134,462
U.S. Treasury Note	2.00	5-31-2021	146,000	144,073
U.S. Treasury Note	2.00	8-31-2021	127,000	125,064
U.S. Treasury Note	2.00	10-31-2021	126,000	123,946
U.S. Treasury Note	2.00	11-15-2021	178,000	175,097
U.S. Treasury Note	2.00	12-31-2021	155,000	152,223
U.S. Treasury Note	2.00	2-15-2022	133,000	130,611
U.S. Treasury Note	2.00	7-31-2022	144,000	140,884
U.S. Treasury Note	2.00	10-31-2022	143,000	139,605
U.S. Treasury Note	2.00	11-30-2022	129,000	125,875
U.S. Treasury Note	2.00	2-15-2023	220,000	214,296
U.S. Treasury Note	2.00	4-30-2024	123,000	118,449
U.S. Treasury Note	2.00	5-31-2024	123,000	118,361
U.S. Treasury Note	2.00	6-30-2024	123,000	118,303
U.S. Treasury Note	2.00	2-15-2025	289,000	276,367
U.S. Treasury Note	2.00	8-15-2025	220,000	209,525
U.S. Treasury Note	2.00	11-15-2026	170,000	160,219
U.S. Treasury Note	2.13	8-31-2020	138,000	137,246
U.S. Treasury Note	2.13	1-31-2021	132,000	131,018
U.S. Treasury Note	2.13	6-30-2021	142,000	140,580
U.S. Treasury Note	2.13	8-15-2021	178,000	176,031
U.S. Treasury Note	2.13	9-30-2021	128,000	126,508
U.S. Treasury Note	2.13	12-31-2021	126,000	124,392
U.S. Treasury Note	2.13	6-30-2022	126,000	123,963
U.S. Treasury Note	2.13	12-31-2022	129,000	126,469
U.S. Treasury Note	2.13	11-30-2023	110,000	107,103
U.S. Treasury Note	2.13	2-29-2024	128,000	124,355
U.S. Treasury Note	2.13	3-31-2024	127,000	123,288
U.S. Treasury Note	2.13	7-31-2024	123,000	119,104
U.S. Treasury Note	2.13	5-15-2025	234,000	225,210
U.S. Treasury Note	2.25	2-29-2020	118,000	117,954
U.S. Treasury Note	2.25	2-15-2021	109,000	108,596
U.S. Treasury Note	2.25	3-31-2021	135,000	134,385
U.S. Treasury Note	2.25	4-30-2021	142,000	141,308
U.S. Treasury Note	2.25	7-31-2021	194,000	192,741
U.S. Treasury Note	2.25	12-31-2023	127,000	124,403
U.S. Treasury Note	2.25	1-31-2024	127,000	124,323
U.S. Treasury Note	2.25	10-31-2024	121,000	117,840
U.S. Treasury Note	2.25	11-15-2024	290,000	282,268
U.S. Treasury Note	2.25	12-31-2024	118,000	114,875
U.S. Treasury Note	2.25	11-15-2025	219,000	211,844
U.S. Treasury Note	2.25	2-15-2027	196,000	188,249
U.S. Treasury Note	2.25	8-15-2027	101,000	96,770
U.S. Treasury Note	2.25	11-15-2027	99,000	94,760
U.S. Treasury Note	2.38	12-31-2020	123,000	122,975
U.S. Treasury Note	2.38	1-31-2023	144,000	142,830
U.S. Treasury Note	2.38	8-15-2024	289,000	283,964
U.S. Treasury Note	2.38	5-15-2027	283,000	274,368
U.S. Treasury Note	2.50	8-15-2023	190,000	189,032
U.S. Treasury Note	2.50	5-15-2024	281,000	278,513
U.S. Treasury Note	2.50	1-31-2025	116,000	114,704
U.S. Treasury Note	2.63	8-15-2020	220,000	221,351
U.S. Treasury Note	2.63	11-15-2020	230,000	231,401
U.S. Treasury Note	2.63	2-28-2023	146,000	146,468
U.S. Treasury Note	2.75	11-15-2023	251,000	252,684
U.S. Treasury Note	2.75	2-15-2024	217,000	218,288

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.75%	2-28-2025	$121,000	$121,515
U.S. Treasury Note	2.75	2-15-2028	189,000	189,126
U.S. Treasury Note	3.13	5-15-2019	142,000	143,463
U.S. Treasury Note	3.13	5-15-2021	155,000	158,192
U.S. Treasury Note	3.38	11-15-2019	159,000	161,828
U.S. Treasury Note	3.50	5-15-2020	138,000	141,307
U.S. Treasury Note	3.63	8-15-2019	145,000	147,703
U.S. Treasury Note	3.63	2-15-2020	191,000	195,665
U.S. Treasury Note	3.63	2-15-2021	199,000	205,774
U.S. Treasury Note	6.00	2-15-2026	42,000	51,799
U.S. Treasury Note	6.25	8-15-2023	35,000	41,406
U.S. Treasury Note	6.50	11-15-2026	28,000	36,131
U.S. Treasury Note	6.63	2-15-2027	18,000	23,554
U.S. Treasury Note	6.75	8-15-2026	21,000	27,359
U.S. Treasury Note	7.13	2-15-2023	24,000	29,005
U.S. Treasury Note	7.25	8-15-2022	24,000	28,707
U.S. Treasury Note	7.50	11-15-2024	22,000	28,463
U.S. Treasury Note	7.63	11-15-2022	12,000	14,665
U.S. Treasury Note	7.63	2-15-2025	20,000	26,208
U.S. Treasury Note	7.88	2-15-2021	15,000	17,293
U.S. Treasury Note	8.00	11-15-2021	48,000	57,165
U.S. Treasury Note	8.13	8-15-2019	29,000	31,324
U.S. Treasury Note	8.13	5-15-2021	17,000	19,908
U.S. Treasury Note	8.13	8-15-2021	15,000	17,752
U.S. Treasury Note	8.50	2-15-2020	15,000	16,730
U.S. Treasury Note	8.75	5-15-2020	12,000	13,621
U.S. Treasury Note	8.75	8-15-2020	27,000	30,982

Total U.S. Treasury Securities (Cost $31,293,993)				30,730,368

	Yield		Shares
Short-Term Investments : 0.53%
Investment Companies : 0.07%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89		53,595	53,600

			Principal
U.S. Treasury Securities : 0.46%
U.S. Treasury Bill (z)#	1.54	5-24-2018	$360,000	359,142

Total Short-Term Investments (Cost $412,769)				412,742

Total investments in securities (Cost $55,548,276)	99.87%			78,062,749
Other assets and liabilities, net	0.13			100,010

Total net assets	100.00%			$78,162,759

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	46	6-15-2018	$6,405,611	$6,078,900	$0	$(326,711)
Short
10-Year U.S. Treasury Notes	(48)	6-20-2018	(5,752,967)	(5,814,750)	0	(61,783)

					$0	$(388,494)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	9,538	0	377	9,161	$480,128	0.61%
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	17,598	78,417	42,420	53,595	53,600
Wells Fargo Government Money Market Fund Select Class	1,676,790	2,601,142	4,277,932	0	0
					53,600	0.07

					$533,728	0.68%

Wells Fargo VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$5,941,541	$0	$0	$5,941,541
Consumer staples	3,590,492	0	0	3,590,492
Energy	2,692,918	0	0	2,692,918
Financials	6,913,432	0	0	6,913,432
Health care	6,431,666	0	0	6,431,666
Industrials	4,788,970	0	0	4,788,970
Information technology	11,672,260	0	0	11,672,260
Materials	1,340,255	0	0	1,340,255
Real estate	1,303,962	0	0	1,303,962
Telecommunication services	902,044	0	0	902,044
Utilities	1,342,087	0	0	1,342,087
Rights
Consumer staples	0	12	0	12
U.S. Treasury securities	30,730,368	0	0	30,730,368
Short-term investments
U.S. Treasury securities	359,142	0	0	359,142
Investments measured at net asset value*				53,600

Total assets	$78,009,137	$12	$0	$78,062,749

Liabilities
Futures contracts	$388,494	$0	$0	$388,494

Total liabilities	$388,494	$0	$0	$388,494

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $53,600 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized gains (losses) at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT International Equity Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 92.29%

Brazil : 1.54%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	488,469	$5,075,193

Canada : 1.17%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance)«†	274,900	2,893,347
Lundin Mining Corporation (Materials, Metals & Mining)	147,251	965,786

		3,859,133

China : 8.56%
China Everbright Limited (Financials, Capital Markets)	2,230,000	4,710,547
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	916,000	8,395,498
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	260,693	6,444,331
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	2,499,700	6,728,777
Yixin Group Limited (Financials, Consumer Finance)†	3,302,500	1,926,158

		28,205,311

France : 5.63%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	199,910	10,556,247
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	469,500	7,980,487

		18,536,734

Germany : 14.03%
Bayer AG (Health Care, Pharmaceuticals)	92,263	10,401,149
Ceconomy AG (Consumer Discretionary, Specialty Retail)	270,287	3,107,544
Metro AG (Consumer Staples, Food & Staples Retailing)«	242,945	4,297,767
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	49,093	11,416,146
Rheinmetall AG (Industrials, Industrial Conglomerates)	28,849	4,094,955
SAP SE (Information Technology, Software)	50,608	5,312,916
Siemens AG (Industrials, Industrial Conglomerates)	59,246	7,559,628

		46,190,105

Hong Kong : 2.17%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	4,698,000	7,151,088

Italy : 7.11%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	623,662	10,985,959
Prysmian SpA (Industrials, Electrical Equipment)	32,773	1,029,142
UniCredit SpA (Financials, Banks)	544,937	11,389,796

		23,404,897

Japan : 11.54%
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,522,000	9,795,420
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,494,000	10,881,706
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	938,200	6,234,917
Nomura Holdings Incorporated (Financials, Capital Markets)	1,901,600	11,088,829

		38,000,872

Malaysia : 2.80%
CIMB Group Holdings Bhd (Financials, Banks)	4,947,420	9,206,279

Netherlands : 8.14%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	261,436	10,010,901

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT International Equity Fund

Security name	Shares	Value
Netherlands (continued)
NN Group NV (Financials, Insurance)	176,748	$7,852,901
OCI NV (Materials, Chemicals)«†	386,122	8,934,325

		26,798,127

Norway : 3.59%
DNB ASA (Financials, Banks)	600,395	11,826,113

Russia : 1.36%
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)	392,675	4,472,568

South Africa : 2.52%
Sasol Limited (Materials, Chemicals)	243,673	8,313,183

South Korea : 4.25%
Hana Financial Group Incorporated (Financials, Banks)	100,422	4,327,898
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)144A	1,883	2,178,148
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	34,602	7,502,978

		14,009,024

Switzerland : 3.60%
Novartis AG (Health Care, Pharmaceuticals)	125,045	10,113,749
Zurich Insurance Group AG (Financials, Insurance)	5,241	1,728,809

		11,842,558

United Kingdom : 11.39%
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,708,426	11,523,507
Man Group plc (Financials, Capital Markets)	2,742,904	6,614,182
Smiths Group plc (Industrials, Industrial Conglomerates)	153,627	3,267,852
United Business Media plc (Consumer Discretionary, Media)	552,890	7,278,144
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	3,228,520	8,833,331

		37,517,016

United States : 2.89%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	3,838	643,940
Sensata Technologies Holding plc (Industrials, Electrical Equipment)†	171,260	8,876,408

		9,520,348

Total Common Stocks (Cost $276,131,706)		303,928,549

		Yield
Short-Term Investments : 8.24%
Investment Companies : 8.24%
Securities Lending Cash Investment LLC (l)(r)(u)		1.89%	16,965,280	16,966,976
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.54	10,165,952	10,165,952

Total Short-Term Investments (Cost $27,132,903)				27,132,928

Total investments in securities (Cost $303,264,609)	100.53%			331,061,477
Other assets and liabilities, net	(0.53)			(1,737,072)

Total net assets	100.00%			$329,324,405

«	All or a portion of this security is on loan.

2

Wells Fargo VT International Equity Fund	Portfolio of investments — March 31, 2018 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PJSC	Public Joint Stock Company
plc	Public limited company

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
9,522,632 USD	7,678,000 EUR	Goldman Sachs	6-6-2018	$32,519	$0
9,524,160 USD	7,678,000 EUR	Goldman Sachs	6-6-2018	34,046	0
13,291,285 USD	9,585,000 GBP	Morgan Stanley	6-12-2018	0	(194,444)

				$66,565	$(194,444)

¤¤	Transaction can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	12,050,503	50,081,128	45,166,351	16,965,280	$16,966,976
Wells Fargo Government Money Market Fund Select Class	12,257,057	43,937,420	46,028,525	10,165,952	10,165,952

					$27,132,928	8.24%

Wells Fargo VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2018, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$5,075,193	$0	$0	$5,075,193
Canada	3,859,133	0	0	3,859,133
China	6,444,331	21,760,980	0	28,205,311
France	0	18,536,734	0	18,536,734
Germany	0	46,190,105	0	46,190,105
Hong Kong	0	7,151,088	0	7,151,088
Italy	0	23,404,897	0	23,404,897
Japan	0	38,000,872	0	38,000,872
Malaysia	0	9,206,279	0	9,206,279
Netherlands	0	26,798,127	0	26,798,127

Norway	0	11,826,113	0	11,826,113
Russia	4,472,568	0	0	4,472,568
South Africa	0	8,313,183	0	8,313,183
South Korea	0	14,009,024	0	14,009,024
Switzerland	0	11,842,558	0	11,842,558
United Kingdom	0	37,517,016	0	37,517,016
United States	9,520,348	0	0	9,520,348
Short-term investments		0	0
Investment companies	10,165,952	0	0	10,165,952
Investments measured at net asset value*				16,966,976

	39,537,525	274,556,976	0	331,061,477

Forward foreign currency contracts	0	66,565	0	66,565

Total assets	$39,537,525	$274,623,541	$0	$331,128,042

Liabilities
Forward foreign currency contracts	$0	$194,444	$0	$194,444

Total liabilities	$0	$194,444	$0	$194,444

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $16,966,976 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $272,630,818 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Omega Growth Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.15%

Consumer Discretionary : 15.58%

Auto Components : 1.10%
Aptiv plc	12,100	$1,028,137

Automobiles : 0.73%
Ferrari NV	5,700	686,964

Diversified Consumer Services : 3.18%
Adtalem Global Education Incorporated †	30,400	1,445,520
Bright Horizons Family Solutions Incorporated †	15,300	1,525,716

		2,971,236

Hotels, Restaurants & Leisure : 0.78%
Vail Resorts Incorporated	3,300	731,610

Internet & Direct Marketing Retail : 7.49%
Amazon.com Incorporated †	3,800	5,499,892
Netflix Incorporated †	5,100	1,506,285

		7,006,177

Specialty Retail : 2.30%
The Home Depot Incorporated	12,100	2,156,704

Consumer Staples : 1.38%

Food Products : 1.38%
Lamb Weston Holdings Incorporated	22,200	1,292,484

Energy : 0.70%

Oil, Gas & Consumable Fuels : 0.70%
Pioneer Natural Resources Company	3,800	652,764

Financials : 4.71%

Capital Markets : 3.27%
Intercontinental Exchange Incorporated	22,100	1,602,692
Raymond James Financial Incorporated	16,306	1,457,919

		3,060,611

Consumer Finance : 1.44%
SLM Corporation †	119,600	1,340,716

Health Care : 9.75%

Biotechnology : 2.20%
Celgene Corporation †	11,966	1,067,487
Exelixis Incorporated †	32,200	713,230
Incyte Corporation †	3,300	274,989

		2,055,706

Health Care Equipment & Supplies : 3.15%
Baxter International Incorporated	10,800	702,432
Edwards Lifesciences Corporation †	6,600	920,832
Hologic Incorporated †	35,400	1,322,544

		2,945,808

Health Care Providers & Services : 4.40%
Amedisys Incorporated †	12,288	741,458

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Omega Growth Fund

Security name	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	15,800	$3,381,200

		4,122,658

Industrials : 16.68%

Aerospace & Defense : 3.01%
BWX Technologies Incorporated	23,600	1,499,308
Mercury Computer Systems Incorporated †	27,300	1,319,136

		2,818,444

Airlines : 0.50%
Spirit Airlines Incorporated †«	12,300	464,694

Commercial Services & Supplies : 4.17%
Cintas Corporation	10,100	1,722,858
Waste Connections Incorporated	30,346	2,177,022

		3,899,880

Electrical Equipment : 0.78%
Rockwell Automation Incorporated	4,200	731,640

Machinery : 2.53%
Evoqua Water Technologies Company †	65,759	1,400,009
Nordson Corporation	7,100	968,014

		2,368,023

Professional Services : 0.81%
TransUnion†	13,394	760,511

Road & Rail : 1.67%
Union Pacific Corporation	11,600	1,559,388

Trading Companies & Distributors : 3.21%
SiteOne Landscape Supply Incorporated †	21,700	1,671,768
Univar Incorporated †	48,112	1,335,108

		3,006,876

Information Technology : 43.67%

Electronic Equipment, Instruments & Components : 0.80%
Littelfuse Incorporated	3,600	749,448

Internet Software & Services : 11.90%
Alibaba Group Holding Limited ADR †	3,900	717,748
Alphabet Incorporated Class A †	3,280	3,401,819
Alphabet Incorporated Class C †	1,089	1,123,619
Box Incorporated Class A †	69,600	1,430,280
Facebook Incorporated Class A †	6,805	1,087,371
MercadoLibre Incorporated	3,800	1,354,282
Tencent Holdings Limited ADR «	24,900	1,326,921
Yandex NV Class A †	17,500	690,375

		11,132,415

IT Services : 15.16%
Black Knight Incorporated †	25,800	1,215,180
EPAM Systems Incorporated †	13,215	1,513,382
Euronet Worldwide Incorporated †	8,900	702,388
Fidelity National Information Services Incorporated	8,500	818,550
First Data Corporation Class A †	104,800	1,676,800
FleetCor Technologies Incorporated †	4,100	830,250
Gartner Incorporated †	6,500	764,530

2

Wells Fargo VT Omega Growth Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
IT Services (continued)
PayPal Holdings Incorporated †	6,700	$508,329
Total System Services Incorporated	10,000	862,600
Visa Incorporated Class A	30,344	3,629,749
WEX Incorporated †	10,612	1,662,051

		14,183,809

Semiconductors & Semiconductor Equipment : 1.80%
Infineon Technologies AG ADR	26,100	704,309
Teradyne Incorporated	21,500	982,765

		1,687,074

Software : 12.81%
Activision Blizzard Incorporated	14,100	951,186
Microsoft Corporation	57,200	5,220,644
Nintendo Company Limited	25,400	1,409,954
Salesforce.com Incorporated †	12,700	1,477,010
ServiceNow Incorporated †	5,350	885,158
Take-Two Interactive Software Incorporated †	13,600	1,329,808
The Ultimate Software Group Incorporated †	2,900	706,730

		11,980,490

Technology Hardware, Storage & Peripherals : 1.20%
NCR Corporation †	35,700	1,125,264

Materials : 5.26%

Chemicals : 3.83%
Air Products & Chemicals Incorporated	8,700	1,383,561
Albemarle Corporation	6,400	593,536
The Sherwin-Williams Company	4,100	1,607,692

		3,584,789

Construction Materials : 1.43%
Vulcan Materials Company	11,700	1,335,789

Real Estate : 0.42%

Equity REITs : 0.42%
SBA Communications Corporation †	2,300	393,117

Total Common Stocks (Cost $64,966,294)		91,833,226

		Yield
Short-Term Investments : 3.63%

Investment Companies : 3.63%
Securities Lending Cash Investment LLC (l)(r)(u)		1.89%	1,706,229	1,706,400
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.54	1,691,601	1,691,601

Total Short-Term Investments (Cost $3,398,001)				3,398,001

Total investments in securities (Cost $68,364,295)	101.78%			95,231,227

Other assets and liabilities, net	(1.78)			(1,663,940)

Total net assets	100.00%			$93,567,287

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Omega Growth Fund

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	551,145	9,670,107	8,515,023	1,706,229	$1,706,400
Wells Fargo Government Money Market Fund Select Class	549,089	7,032,155	5,889,643	1,691,601	1,691,601

					$3,398,001	3.63%

Wells Fargo VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$14,580,828	0	0	$14,580,828
Consumer staples	1,292,484	0	0	1,292,484
Energy	652,764	0	0	652,764
Financials	4,401,327	0	0	4,401,327
Health care	9,124,172	0	0	9,124,172
Industrials	15,609,456	0	0	15,609,456
Information technology	40,858,500	0	0	40,858,500
Materials	4,920,578	0	0	4,920,578
Real estate	393,117	0	0	393,117
Short-term investments
Investment companies	1,691,601	0	0	1,691,601
Investments measured at net asset value*				1,706,400

Total assets	$93,524,827	$0	$0	$95,231,227

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,706,400 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Opportunity Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.79%

Consumer Discretionary : 11.25%

Automobiles : 1.75%
General Motors Company	91,797	$3,335,903

Hotels, Restaurants & Leisure : 2.13%
Starbucks Corporation	70,100	4,058,089

Internet & Direct Marketing Retail : 1.64%
Amazon.com Incorporated †	2,159	3,124,807

Media : 2.93%
Comcast Corporation Class A	87,980	3,006,277
Twenty-First Century Fox Incorporated Class B	70,704	2,571,504

		5,577,781

Multiline Retail : 1.80%
Dollar General Corporation	36,712	3,434,408

Specialty Retail : 1.00%
L Brands Incorporated	49,834	1,904,157

Consumer Staples : 2.62%

Beverages : 1.36%
Molson Coors Brewing Company Class B	34,472	2,596,776

Household Products : 1.26%
Church & Dwight Company Incorporated	47,419	2,388,021

Energy : 7.68%

Oil, Gas & Consumable Fuels : 7.68%
Concho Resources Incorporated †	13,296	1,998,788
EOG Resources Incorporated	43,831	4,614,089
Noble Energy Incorporated	86,220	2,612,466
Pioneer Natural Resources Company	11,267	1,935,445
RSP Permian Incorporated †	73,846	3,461,900

		14,622,688

Financials : 17.58%

Banks : 8.07%
KeyCorp	203,372	3,975,923
Pinnacle Financial Partners Incorporated	50,288	3,228,490
PNC Financial Services Group Incorporated	27,763	4,198,876
Webster Financial Corporation	71,620	3,967,748

		15,371,037

Capital Markets : 4.48%
E*TRADE Financial Corporation †	98,956	5,483,152
Intercontinental Exchange Incorporated	42,244	3,063,535

		8,546,687

Insurance : 5.03%
Chubb Limited	27,056	3,700,449
Marsh & McLennan Companies Incorporated	36,098	2,981,334
Willis Towers Watson plc	19,053	2,899,676

		9,581,459

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Opportunity Fund

Security name	Shares	Value
Health Care : 17.75%

Biotechnology : 2.02%
Alexion Pharmaceuticals Incorporated †	12,356	$1,377,200
Celgene Corporation †	27,647	2,466,389

		3,843,589

Health Care Equipment & Supplies : 4.79%
LivaNova plc †	46,388	4,105,338
Medtronic plc	35,311	2,832,648
Zimmer Biomet Holdings Incorporated	20,075	2,188,978

		9,126,964

Health Care Providers & Services : 2.43%
Cigna Corporation	14,364	2,409,417
Envision Healthcare Corporation †	57,899	2,225,059

		4,634,476

Life Sciences Tools & Services : 4.75%
Agilent Technologies Incorporated	39,086	2,614,853
Bio-Rad Laboratories Incorporated Class A †	14,764	3,692,181
Thermo Fisher Scientific Incorporated	13,253	2,736,214

		9,043,248

Pharmaceuticals : 3.76%
Mylan NV †	64,255	2,645,378
Novartis AG ADR	55,993	4,527,034

		7,172,412

Industrials : 12.81%

Aerospace & Defense : 5.23%
Airbus SE	32,368	3,746,845
Lockheed Martin Corporation	11,973	4,046,036
Safran SA	20,408	2,165,894

		9,958,775

Airlines : 1.90%
Delta Air Lines Incorporated	18,080	990,965
United Continental Holdings Incorporated †	37,753	2,622,701

		3,613,666

Building Products : 0.71%
Johnson Controls International plc	38,229	1,347,190

Commercial Services & Supplies : 1.26%
Republic Services Incorporated	36,417	2,411,898

Machinery : 2.88%
Gardner Denver Holdings Incorporated †	91,238	2,799,182
The Timken Company	58,863	2,684,153

		5,483,335

Road & Rail : 0.83%
Hertz Global Holdings Incorporated †«	80,080	1,589,588

2

Wells Fargo VT Opportunity Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Information Technology : 23.36%

Electronic Equipment, Instruments & Components : 1.72%
Amphenol Corporation Class A	38,023	$3,274,921

Internet Software & Services : 5.58%
Alphabet Incorporated Class C †	6,576	6,785,051
Facebook Incorporated Class A †	24,077	3,847,264

		10,632,315

IT Services : 3.92%
Fidelity National Information Services Incorporated	31,641	3,047,028
MasterCard Incorporated Class A	25,228	4,418,936

		7,465,964

Semiconductors & Semiconductor Equipment : 3.77%
Broadcom Limited	13,517	3,185,281
Texas Instruments Incorporated	38,509	4,000,700

		7,185,981

Software : 5.87%
Oracle Corporation	86,541	3,959,251
Red Hat Incorporated †	15,349	2,294,829
Salesforce.com Incorporated †	42,366	4,927,166

		11,181,246

Technology Hardware, Storage & Peripherals : 2.50%
Apple Incorporated	28,404	4,765,623

Materials : 5.36%

Chemicals : 2.34%
The Sherwin-Williams Company	11,379	4,461,933

Metals & Mining : 3.02%
Goldcorp Incorporated	151,035	2,087,304
Steel Dynamics Incorporated	82,693	3,656,684

		5,743,988

Real Estate : 1.38%

Equity REITs : 1.38%
American Tower Corporation	18,053	2,623,824

Total Common Stocks (Cost $146,493,055)		190,102,749

	Yield
Short-Term Investments : 1.04%

Investment Companies : 1.04%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89%	1,577,347	1,577,505
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.54	397,650	397,650

Total Short-Term Investments (Cost $1,975,155)			1,975,155

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Opportunity Fund

		Value
Total investments in securities (Cost $148,468,210)	100.83%	$192,077,904

Other assets and liabilities, net	(0.83)	(1,578,391)

Total net assets	100.00%	$190,499,513

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,834,271	11,685,807	11,942,731	1,577,347	$1,577,505
Wells Fargo Government Money Market Fund Select Class	1,281,721	13,087,035	13,971,106	397,650	397,650

					$1,975,155	1.04%

Wells Fargo VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2018, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$21,435,145	$0	$0	$21,435,145
Consumer staples	4,984,797	0	0	4,984,797
Energy	14,622,688	0	0	14,622,688
Financials	33,499,183	0	0	33,499,183
Health care	33,820,689	0	0	33,820,689
Industrials	18,491,713	5,912,739	0	24,404,452
Information technology	44,506,050	0	0	44,506,050
Materials	10,205,921	0	0	10,205,921
Real estate	2,623,824	0	0	2,623,824
Short-term investments
Investment companies	397,650	0	0	397,650
Investments measured at net asset value*				1,577,505

Total assets	$184,587,660	$5,912,739	$0	$192,077,904

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,577,505 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $3,746,845 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 95.86%

Consumer Discretionary : 13.22%

Auto Components : 1.88%
Cooper-Standard Holdings Incorporated †	29,790	$3,658,510
LCI Industries	15,120	1,574,748

		5,233,258

Diversified Consumer Services : 2.25%
Chegg Incorporated †	166,086	3,431,337
Grand Canyon Education Incorporated †	27,020	2,834,938

		6,266,275

Hotels, Restaurants & Leisure : 3.25%
Golden Entertainment Incorporated †	53,100	1,233,513
Planet Fitness Incorporated Class A †	111,126	4,197,229
Playa Hotels & Resorts NV †	130,800	1,336,776
Wingstop Incorporated	47,849	2,259,908

		9,027,426

Leisure Products : 0.59%
MCBC Holdings Incorporated †	64,912	1,635,782

Media : 0.94%
Nexstar Broadcasting Group Incorporated «	39,200	2,606,800

Multiline Retail : 1.59%
Ollie’s Bargain Outlet Holdings Incorporated †	73,510	4,432,653

Specialty Retail : 2.72%
Camping World Holdings Incorporated Class A	22,925	739,331
Five Below Incorporated †	19,808	1,452,719
Lithia Motors Incorporated Class A	45,020	4,525,410
National Vision Holdings Incorporated †	25,936	837,992

		7,555,452

Energy : 1.46%

Energy Equipment & Services : 0.48%
Cactus Incorporated Class A †	20,201	544,013
FTS International Incorporated †	28,612	526,175
Liberty Oilfield Services Class A †«	16,172	273,145

		1,343,333

Oil, Gas & Consumable Fuels : 0.98%
Matador Resources Company †	47,063	1,407,654
PDC Energy Incorporated †	12,600	617,778
RSP Permian Incorporated †	14,721	690,120

		2,715,552

Financials : 3.76%

Capital Markets : 1.45%
Stifel Financial Corporation	68,200	4,039,486

1

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name	Shares	Value
Insurance : 1.45%
Kinsale Capital Group Incorporated	78,531	$4,030,996

Thrifts & Mortgage Finance : 0.86%
LendingTree Incorporated †«	7,228	2,371,868

Health Care : 22.58%

Biotechnology : 5.93%
Audentes Therapeutics Incorporated †	48,928	1,470,286
Clovis Oncology Incorporated †	32,000	1,689,600
Exact Sciences Corporation †	6,900	278,277
Ligand Pharmaceuticals Incorporated †«	41,338	6,827,384
Repligen Corporation †	108,520	3,926,254
Sarepta Therapeutics Incorporated †«	28,869	2,138,904
Spark Therapeutics Incorporated †«	2,222	147,963

		16,478,668

Health Care Equipment & Supplies : 10.92%
Axogen Incorporated †	115,210	4,205,165
Cantel Medical Corporation	21,700	2,417,597
Glaukos Corporation †«	30,900	952,647
Inogen Incorporated †	43,830	5,384,077
Integra LifeSciences Holdings Corporation †	89,260	4,939,648
iRhythm Technologies Incorporated †	51,876	3,265,594
Merit Medical Systems Incorporated †	44,600	2,022,610
Neogen Corporation †	16,900	1,132,131
Nevro Corporation †	53,849	4,667,093
NxStage Medical Incorporated †	55,750	1,385,945

		30,372,507

Health Care Providers & Services : 3.03%
HealthEquity Incorporated †	84,825	5,135,306
Teladoc Incorporated †«	81,746	3,294,364

		8,429,670

Health Care Technology : 0.60%
Vocera Communications Incorporated †	71,200	1,667,504

Pharmaceuticals : 2.10%
Dova Pharmaceuticals Incorporated †«	56,845	1,541,636
Kala Pharmaceuticals Incorporated †«	60,108	951,510
Optinose Incorporated †«	47,770	956,355
Supernus Pharmaceuticals Incorporated †	51,800	2,372,440

		5,821,941

Industrials : 19.34%

Aerospace & Defense : 1.65%
Mercury Computer Systems Incorporated †	94,658	4,573,875

Airlines : 0.91%
SkyWest Incorporated	46,740	2,542,656

Building Products : 0.34%
Apogee Enterprises Incorporated	21,790	944,597

Commercial Services & Supplies : 1.14%
Advanced Disposal Services Incorporated †	88,015	1,960,974

2

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — March 31, 2018 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies (continued)
Healthcare Services Group Incorporated	27,700	$1,204,396

		3,165,370

Construction & Engineering : 3.57%
Dycom Industries Incorporated †	30,310	3,262,265
Granite Construction Incorporated	36,880	2,060,117
MasTec Incorporated †	98,100	4,615,605

		9,937,987

Machinery : 5.69%
John Bean Technologies Corporation	51,940	5,889,996
Milacron Holdings Corporation †	160,457	3,231,604
Mueller Water Products Incorporated Class A	105,160	1,143,089
REV Group Incorporated	48,947	1,016,140
Rexnord Corporation †	152,820	4,535,698

		15,816,527

Professional Services : 4.39%
ASGN Incorporated †	110,281	9,029,808
WageWorks Incorporated †	70,047	3,166,124

		12,195,932

Trading Companies & Distributors : 1.65%
Beacon Roofing Supply Incorporated †	38,670	2,052,217
BMC Stock Holdings Incorporated †	56,340	1,101,447
SiteOne Landscape Supply Incorporated †	18,700	1,440,648

		4,594,312

Information Technology : 34.51%

Electronic Equipment, Instruments & Components : 2.32%
Littelfuse Incorporated	18,940	3,942,929
Novanta Incorporated †	48,200	2,513,630

		6,456,559

Internet Software & Services : 12.38%
2U Incorporated †	42,160	3,542,705
Alarm.com Holdings Incorporated †«	58,800	2,219,112
Coupa Software Incorporated †	30,031	1,370,014
Envestnet Incorporated †	99,311	5,690,520
Five9 Incorporated †	142,690	4,250,735
GTT Communications Incorporated †	30,600	1,735,020
LogMeIn Incorporated	8,360	965,998
Q2 Holdings Incorporated †	174,876	7,965,602
SendGrid Incorporated †	68,042	1,914,702
SPS Commerce Incorporated †	52,122	3,339,457
Wix.com Limited †	17,900	1,423,945

		34,417,810

IT Services : 3.04%
InterXion Holding NV †	134,790	8,371,807
Switch Incorporated Class A	4,130	65,708

		8,437,515

3

Portfolio of investments — March 31, 2018 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name	Shares	Value
Semiconductors & Semiconductor Equipment : 4.22%
Diodes Incorporated †	43,800	$1,334,148
MaxLinear Incorporated Class A †	68,910	1,567,703
Microsemi Corporation †	44,690	2,892,337
Monolithic Power Systems Incorporated	33,890	3,923,445
Semtech Corporation †	51,900	2,026,695

		11,744,328

Software : 12.55%
Altair Engineering Incorporated Class A †	57,042	1,788,841
BlackLine Incorporated †	61,243	2,401,338
Bottomline Technologies (de) Incorporated †	29,600	1,147,000
HubSpot Incorporated †	40,048	4,337,198
Paylocity Holding Corporation †	2,677	137,143
Proofpoint Incorporated †	56,780	6,453,047
Rapid7 Incorporated †	73,948	1,890,850
RealPage Incorporated †	97,200	5,005,800
RingCentral Incorporated Class A †	49,930	3,170,555
SailPoint Technologies Holdings Incorporated †	49,415	1,022,396
Talend SA ADR †	72,429	3,485,283
Zendesk Incorporated †	82,800	3,963,636
Zscaler Incorporated †	3,495	98,105

		34,901,192

Materials : 0.99%

Chemicals : 0.99%
Codexis Incorporated †	122,000	1,342,000
PQ Group Holdings Incorporated †	101,500	1,417,955

		2,759,955

Total Common Stocks (Cost $195,015,976)		266,517,786

Exchange-Traded Funds : 1.76%
iShares Russell 2000 Growth Index Fund ETF «	25,700	4,897,649
Total Exchange-Traded Funds (Cost $4,941,146)		4,897,649

		Yield
Short-Term Investments : 8.05%

Investment Companies : 8.05%
Securities Lending Cash Investment LLC (l)(r)(u)		1.89%	19,602,399	19,604,359
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.54	2,781,496	2,781,496

Total Short-Term Investments (Cost $22,384,850)				22,385,855

Total investments in securities (Cost $222,341,972)	105.67%			293,801,290
Other assets and liabilities, net	(5.67)			(15,753,417)

Total net assets	100.00%			$278,047,873

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
LLC	Limited liability company

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	15,127,864	53,864,651	49,390,116	19,602,399	$19,604,359
Wells Fargo Government Money Market Fund Select Class	3,242,460	21,975,486	22,436,450	2,781,496	2,781,496

					$22,385,855	8.05%

Wells Fargo VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$36,757,646	$0	$0	$36,757,646
Energy	4,058,885	0	0	4,058,885
Financials	10,442,350	0	0	10,442,350
Health care	62,770,290	0	0	62,770,290
Industrials	53,771,256	0	0	53,771,256
Information technology	95,957,404	0	0	95,957,404
Materials	2,759,955	0	0	2,759,955
Exchange-traded funds	4,897,649	0	0	4,897,649
Short-term investments
Investment companies	2,781,496	0	0	2,781,496
Investments measured at net asset value*				19,604,359

Total assets	$274,196,931	$0	$0	$293,801,290

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $19,604,359 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Andrew Owen

Andrew Owen President

Date: May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Andrew Owen

Andrew Owen President

Date: May 23, 2018

By:	/s/ Jeremy DePalma

Jeremy DePalma Treasurer

Date: May 23, 2018